Intangible Assets - Amortization expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization expense	R$ 212,222	R$ 182,681	R$ 120,492